Variable Interest Entities (Assets and Liabilities of Non-consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020
Variable Interest Entity [Line Items]
Total assets	¥ 342,530,687	¥ 331,753,283
Total liabilities	326,706,148	316,008,767
Non-consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	182,114,410	183,548,754
Maximum exposure	17,436,307	17,327,744
Total assets	14,003,796	14,519,503
On-balance sheet assets, Trading account assets	1,557,378	1,416,760
On-balance sheet assets, Investment securities	4,168,603	4,421,833
On-balance sheet assets, Loans	8,108,205	8,457,932
On-balance sheet assets, All other assets	169,610	222,978
Total liabilities	32,440	404,430
On-balance sheet liabilities, All other liabilities	32,440	404,430
Non-consolidated VIEs [Member] | Asset-backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets	23,625,636	27,700,099
Maximum exposure	5,601,213	5,836,895
Total assets	4,323,980	4,797,551
On-balance sheet assets, Trading account assets	196	190
On-balance sheet assets, Investment securities	1,640,676	1,737,979
On-balance sheet assets, Loans	2,683,108	3,059,382
Non-consolidated VIEs [Member] | Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets	56,790,968	55,644,434
Maximum exposure	2,395,171	1,918,403
Total assets	1,968,163	1,712,037
On-balance sheet assets, Trading account assets	562,081	437,858
On-balance sheet assets, Investment securities	531,817	525,022
On-balance sheet assets, Loans	832,961	724,253
On-balance sheet assets, All other assets	41,304	24,904
Total liabilities		356,679
On-balance sheet liabilities, All other liabilities		356,679
Non-consolidated VIEs [Member] | Special Purpose Entities Created for Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets	38,824,813	37,026,192
Maximum exposure	3,850,285	3,601,834
Total assets	2,854,711	2,764,156
On-balance sheet assets, Trading account assets	434,870	392,588
On-balance sheet assets, Investment securities	1,005	35,774
On-balance sheet assets, Loans	2,415,283	2,317,128
On-balance sheet assets, All other assets	3,553	18,666
Total liabilities	8,687	6,058
On-balance sheet liabilities, All other liabilities	8,687	6,058
Non-consolidated VIEs [Member] | Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets	8,894,052	8,215,327
Maximum exposure	2,927,552	3,030,263
Total assets	2,859,769	2,931,617
On-balance sheet assets, Trading account assets	387,971	394,478
On-balance sheet assets, Investment securities	1,995,105	2,123,058
On-balance sheet assets, Loans	443,619	361,184
On-balance sheet assets, All other assets	33,074	52,897
Non-consolidated VIEs [Member] | Other [Member]
Variable Interest Entity [Line Items]
Total assets	53,978,941	54,962,702
Maximum exposure	2,662,086	2,940,349
Total assets	1,997,173	2,314,142
On-balance sheet assets, Trading account assets	172,260	191,646
On-balance sheet assets, Loans	1,733,234	1,995,985
On-balance sheet assets, All other assets	91,679	126,511
Total liabilities	23,753	41,693
On-balance sheet liabilities, All other liabilities	¥ 23,753	¥ 41,693